Related-Party Transactions (Details) - USD ($)		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	May 07, 2021	Mar. 31, 2022	Mar. 31, 2021	May 07, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Performance participation allocation		$ 19,934,000	$ 0			$ 51,761,000	$ 0
Reimbursable operating expenses						331,000	1,030,000
Asset management fee		3,792,000	886,000			$ 8,052,000	2,799,000
Independent Director Compensation
Related Party Transaction [Line Items]
Percentage threshold operating expenses must exceed average invested assets to be reimbursable					2.00%	2.00%
Percentage threshold operating expenses must exceed net income to be reimbursable					25.00%	25.00%
Required reimbursement					$ 0	$ 0
Independent Director Compensation | LTIP Units
Related Party Transaction [Line Items]
Grant value						$ 85,000,000
LTIP unit vesting period (in years)						1 year
Affiliated Entity
Related Party Transaction [Line Items]
Percentage of annual total return	12.50%			12.50%
Affiliated Entity | Independent Director Compensation
Related Party Transaction [Line Items]
Gross asset value of CROP percentage	0.0625%			1.25%
Net asset value of CROP percentage	0.125%
Asset management fees						$ 8,100,000	2,800,000
Percentage of total return	5.00%			5.00%
Percentage of annual total return	12.50%			12.50%
Reimbursable operating expenses	$ 0					300,000	$ 1,000,000
Asset management fee		3,800,000	$ 900,000
Affiliated Entity | Independent Director Compensation | Limited Partners
Related Party Transaction [Line Items]
Percentage of total return	12.50%			12.50%
Performance participation allocation		$ 19,900,000			$ 51,800,000
Affiliated Entity | Independent Director Compensation | Other Ownership Interest
Related Party Transaction [Line Items]
Percentage of total return	87.50%			87.50%
Independent Directors | Independent Director Compensation
Related Party Transaction [Line Items]
Expenses from transactions with related parties						50,000,000
Independent Directors | Independent Director Compensation | Chair of Audit Committee
Related Party Transaction [Line Items]
Expenses from transactions with related parties						15,000,000
Independent Directors | Independent Director Compensation | Char of Compensation Committee
Related Party Transaction [Line Items]
Expenses from transactions with related parties						10,000,000
Independent Directors | Independent Director Compensation | Chair of Conflicts Committee
Related Party Transaction [Line Items]
Expenses from transactions with related parties						$ 10,000,000